UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2022

Date of reporting period:  August 31, 2021

Item 1. Reports to Stockholders.

(a) [Insert full text of semi-annual or annual report here]

The American Trust
Allegiance Fund

67 Etna Road, Suite 360
Lebanon, New Hampshire 03766

Semi-Annual Report

For The Six Months Ended

August 31, 2021

American Trust Allegiance Fund

October 2021

Dear Fellow Shareholders,

At the time of this writing in late September, the U.S. stock market is not far off its all-time high, and within the period, specifically on August 16th, the market reached a milestone by having doubled from the bottom set on March 23, 2020 amidst widespread pandemic fears.  It has been a remarkable recovery, buoyed by both monetary and fiscal support, and by the resiliency of the private sector.

While the recovery may be remarkable, so too is its unevenness.  This pertains to markets – the U.S. outpacing international, for instance – as well as to segments of our society, here and abroad.  Inequity abounds.  Climate change has come home to roost around the world in the form of storms, fire and floods, worsening the plight of many.  Despite these challenges, there is progress, in our view.  Commitments to real change are being made, by governments, business and individuals.  There is an increasing realization that sustainability – in its many guises – is only possible by actually taking action to effect change.  As the advisors to a socially responsible mutual fund, we applaud and support this progress.

The market’s highs are driven in large part by a narrow group of very large technology company shares, resulting in a market that is bifurcated between these leaders and many others.  Beneath this headline performance, medium and small company shares are relatively attractive, in our view, as are select international shares.  A consolidation of the market’s advance represents an opportunity for broadening participation, and could augur to the benefit of the American Trust Allegiance Fund (the “Fund”).

PERFORMANCE DISCUSSION

The performance of the Fund during the six-month fiscal period ended August 31, 2021 (that constitutes the measurement period for this Semi-Annual Report) was a total return of 14.49% versus 19.52% for the S&P 500® Index (“S&P 500”).  Underperformance relative to the S&P 500 in the six months therefore stands at -5.03%.  Over three quarters of this underperformance (i.e., -3.8%) stems from our decision to invest in overseas markets, which constituted over 30% of the Fund at period end.  Stock markets across all of the relevant European, Asian and Latin American markets underperformed the U.S. market, and Hong Kong and mainland Chinese markets actually declined in the period.

Of the remaining difference, the net negative impact (-1.22%) on balance all stems from sector specific performance.  Stock-picking and style specific factors, such as value versus growth, added to performance but were largely offset by fees and a slight drag from cash.  We will discuss each impact in turn, starting with sectors.

American Trust Allegiance Fund

The mix of outperforming sectors in the period divides into two camps – the invincibles and the laggards:  1) sectors whose stocks are seen as impregnable, such as the very largest technology companies and the communication services sector, were among the leaders in the period as investors sought defensive characteristics coupled with momentum; and 2) certain sectors that had not yet fully participated in a post-pandemic stock price recovery, such as real estate and financials, finally did so as investors (rightly or wrongly) discounted a return to normalcy.  Health care also beat the market, being both a laggard and invincible in the minds of some.  Underperforming areas included some of the star sectors from the initial recovery in the market – notably energy, materials and industrials.  Earlier gains, coupled with mounting concerns about the impact of a lingering impact from COVID-19 in developed markets and a growing pandemic impact in a number of emerging markets, were factors in this underperformance.

The two exhibits below show: first, a graphical depiction of fiscal year-to-date performance by industry sector and; second, a table of sector weightings for the S&P 500 as compared to the Fund, and the impact of the Fund’s weightings relative to the S&P 500 on performance.  This impact is measured in “basis points” – which are hundredths of a percent (i.e., 100 basis points = 1%).

Of the six-month relative performance, the Fund’s overweight positions in the cyclically sensitive Energy, Industrials and Materials sectors was a negative for the period, erasing 77 bps of relative performance.  Our above weight position in real estate, the best performing sector, was a help, but was more than offset by below market exposure in Technology and Communication Services.  The lack of exposure to Health Care cut the Fund’s relative performance by 19 basis points.  Overall, the net effect of our relative sector weights was -117 basis points.

Six-month performance for the S&P 500® Index and its industry sectors, through 8/31/21

American Trust Allegiance Fund

		Beginning Period Weights
					Attribution
					of sector
	Six-Month				weights
Sector	Performance	S&P 500	ATAFX	Delta	in bps
Real Estate	29.9%	2.4%	4.7%	2.3%	24
Comm. Svcs	24.2%	11.1%	6.1%	-5.0%	-23
Technology	22.0%	27.4%	19.7%	-7.7%	-19
Health Care	21.0%	13.1%	0.0%	-13.1%	-19
Financials	20.0%	11.2%	12.6%	1.4%	1
S&P 500	19.5%
Utilities	19.4%	2.5%	4.6%	2.1%	0
Materials	17.4%	2.6%	7.6%	5.0%	-10
Cons. Staples	16.8%	6.0%	9.9%	3.9%	-11
Industrials	16.1%	8.4%	15.6%	7.2%	-25
Cons. Disc.	13.8%	12.4%	11.0%	-1.4%	8
Energy	2.8%	2.8%	5.3%	2.5%	-42

Another element impacting relative performance is individual stock picking. We believe this is very much a “stock picker’s market,” with idiosyncratic sector and stock-specific factors critical to relative performance.  We have positioned the Fund accordingly, with a particular emphasis on pandemic-recovery impacts that may be overdone or conversely not sufficiently appreciated.  Additionally, the large valuation gaps between large and smaller companies in the U.S., and between the U.S. and select international markets, affords opportunity in our opinion.

Notwithstanding the negative performance attribution from being invested in international markets rather than domestically, in terms of stock picking we were on balance pleased with our selections.  America Movil (a pan Latin American cellular provider) and two Dutch companies – lighting company Signify and automotive semi-conductor leader NXP – were among our better performers, collectively adding over 2% to the Fund’s performance.  Less favorably, Alibaba (China’s largest internet-based retailer) was our largest detractor to the Fund’s performance (-107 basis points).  Just before the end of the period, we sold Alibaba from the Fund, together with our holdings in Hong Kong-based insurer AIA and Singapore-based pan-Asian real estate giant CapitaLand.  The disappointing combination of China’s capital market interventions, anti-democratic actions in Hong Kong and increasingly apparent Chinese real estate sector fragility caused us, respectively, to sell all three of these securities.  We look forward to investing in Asia after identifying opportunities where the rewards more than offset potential risks, but in the meantime are seeing good opportunity in developed markets such as Europe, with appreciably lower risk.

American Trust Allegiance Fund

One of the defining characteristics of our investing philosophy is that we seek to find “growth at a reasonable price,” or “GARP.”  This investment philosophy seeks stocks of companies that are growing, and whose valuation we deem to be ‘reasonable.’  Of course, what is reasonable is debatable, and therein lies opportunity.  On an individual stock basis, we have used the market’s recent tendency to drastically mark down shares in the wake of an earnings disappointment or perceived risk to build positions in companies we believe enjoy good long-term prospects.

During the period, we exited razor-maker Edgewell Personal Care and purchased the shares of Fluor Corporation.  Edgewell had appreciated nicely as the prospect of return to IRL work (“in real life”) as opposed to WFH (“work from home”) heralded a return to daily shaving.  Fluor, a leading Engineering & Construction company with 45,000 employees worldwide, is an out-of-favor but highly capable leader across a series of industry verticals that we see as growth drivers.  These include infrastructure on the back of potential legislation in Washington, mining and energy markets owing to industry underspending and soaring commodity prices, and design/construction of domestic manufacturing and technology fab plants driven by reshoring and obsolescence.

Although not bought during the period, recently established positions in BJs Wholesaling Club, Dropbox and Goldman Sachs were three of the top four contributors to period performance.  Together with the example of Fluor above, we judge that these companies, a mix of (formerly) out-of-favor stocks and undervalued situations, are all high-quality companies which will grow nicely over time, and we believe that we have bought them at reasonable valuations.  To the extent that the market continues to act in this way, discounting quality companies in the face of what we feel are temporary headwinds, we will use these opportunities to “trade up” by purchasing high-quality companies at compelling entry points.  Conversely, we will capitalize on the market affording us an avenue to sell positions that have done well at what we reckon are rich valuation levels.

We believe that the Fund’s performance, while lagging the market in the period, reflects a balanced approach to risk versus reward.  While avoiding some of the most prominent high-flyers whose valuations appear stretched to us, we feel we are positioned for a likely rotation into safer, more attractively valued securities.

POSITIONING AND INVESTMENT OUTLOOK

We have confidence in the recovery of U.S. economic growth and resurgent corporate profits from 2020’s nadir, on the back of fiscal and monetary stimulus, a stabilizing consumer, and a return to normalcy in a post-pandemic period.  Further, as recovery broadens internationally, the Fund’s 30% international holdings stand to benefit.  We are managing the Fund at this pivotal point by:

American Trust Allegiance Fund

1) adding to quality companies which we believe are discounting onerous but short-term outcomes, and reducing those that are not; 2) increasing exposure to business models that have enduring competitive advantage or to international markets that are markedly less expensive; and 3) remaining selectively positioned for an uptick in capital spending in the U.S. and abroad, which we expect for a recovery period such as 2021-2022.

We utilize both a top-down and bottom-up methodology in defining sector weights.  While we believe that sector diversification can be important in reducing risk, we also believe that it is fruitful to pay attention to relative sector attractiveness and to act upon our insights.  Accordingly, our GARP–informed, individual stock selection often helps us identify opportunities amongst sectors or alternatively, confirms or challenges our top-down view.  We have found that this reflexive top-down/bottom-up discipline makes for a more rigorous examination of, and reflection upon, what makes for an attractive/unattractive sector or stock.

The exhibit below shows selected valuation and growth metrics for S&P 500 sectors as of August 31, 2021.  As a reminder, the Fund does not invest in the Healthcare sector.  A quick glance at Fund sector weights shows that, with the notable exception of Utilities and Communication Services (and excepting Healthcare as noted above), we are generally underweight groups that are expensive relative to their history and overweight groups that are inexpensive relative to their history.  The second column shows the standard deviation to 10-year history for a variety of valuation measures including the price/earnings (“P/E”) ratios for each sector (next 12 months basis), the free cash flow yield and the PEG ratio.  Our divergence from this sector attractiveness rubric in Utilities and Communication Services is respectively a function of: 1) specific trend-favored opportunity; and 2) our perception of risk in the telecommunications subsector.

Although utility stocks, in aggregate, are somewhat expensive, we continue to find selected stocks where we reckon a relatively good trade-off between risk and reward exists.  Moreover, secular (or long-term) trends behind climate change and the imperative of revamping not only our power generation capacity, but also our electric grid, are driving growth opportunities for this historically staid industry beyond what we believe the market is discounting in stock prices.  Accordingly, we remain overweight Utility stocks relative to the S&P 500.  Conversely, we have maintained an underweight position in Communication Services on account of balance sheet concerns for some of the largest telecommunications service providers.

American Trust Allegiance Fund

Selected valuation and growth metrics for the S&P 500 Index sectors at the end of August, 2021

ATAFX		NTM	Std Dev* to	NTM EPS	PEG	Free Cash
weights		P/E Ratio	10-yr History	Growth	Ratio	Flow Yield
--	Information
	Technology	27.1x	1.9	16.9%	1.6	3.4%
	S&P 500	21.6x	1.7	19.6%	1.1	3.5%
++	Utilities	20.8x	1.0	5.8%	3.6	-3.7%
--	Consumer
	Discretionary	31.5x	0.6	35.0%	0.9	2.1%
+	Real Estate	23.1x	-0.2	13.6%	1.7	NM
+++	Industrials	22.3x	-0.4	18.6%	1.2	3.1%
+	Financials	15.3x	-0.8	17.0%	0.9	NM
---	Health Care	17.8x	-1.1	11.1%	1.6	4.6%
+++	Energy	12.1x	-1.2	60.5%	0.2	6.5%
--	Communication
	Services	22.8x	-1.3	22.8%	1.0	4.3%
+++	Consumer
	Staples	21.1x	-1.6	9.2%	2.3	4.7%
+++	Materials	16.1x	-2.3	17.9%	0.9	4.8%

Key to relative sector weights (see prior table for exact sector weights)
+++	Significantly overweighted
++	Moderately overweighted
+	Slightly overweighted
-	Slightly underweighted
--	Moderately underweighted
---	Significantly underweighted
* =	Median standard deviation across the following valuation metrics including: NTM P/E Ratio, PEG Ratio, and Free Cash Flow Yield

Source: ATIA, Factset, GS Strategy Research

NTM P/E ratio – Next Twelve Months price to earnings ratio.  A commonly used way to assess how “expensive” a stock might be; the price of a share of stock divided by the expected earnings per share over the next twelve months; higher values are considered more expensive.

Standard Deviation (“SD”) – SD is a commonly used measure of variability used in statistics and probability. It shows the extent to which there is dispersion or variability from a central value, such as a mean (average) value. Low standard deviations mean there is little variability in the data, while high standard deviations mean there is extensive variability in the data. In a “normal” distribution (standard bell curve), 68% of the values will fall within one standard deviation of the mean (or average).

American Trust Allegiance Fund

EPS – Earnings per share. The amount of money a company earns in a given period (typically a quarter or a year) for each share of the company. EPS Growth is not a measure of future performance.

PEG ratio – (Price/earnings)/growth rate. This ratio, calculated by dividing the P/E ratio by an earnings growth rate, is used to relate how expensive a stock is on a relative basis after factoring in the expected growth in earnings, since higher growing stocks typically warrant higher P/E ratios. The higher the PEG ratio, the higher the valuation as measured by a P/E ratio is for a given unit of growth. Higher numbers are more “expensive” than lower values, all else being equal.

Free cash flow yield – Free cash flow per share/Price per share. Higher numbers generally indicate more favorable stocks as investors like to minimize the amount, they pay for a given level of cash flow.

P/E ratio – Price to earnings ratio.  A commonly used way to assess how ‘expensive’ a stock might be; The price of a share of stick divided by the expected earnings per share for the current fiscal year; higher values are considered more expensive.

Although ironic, the old Wall Street maxim that “markets climb a wall of worry” has, in our experience, generally been valid.  If so, the list of worries should be reassuring.  Among them, at the time of this writing, are concerns about Chinese real estate giant Evergrande, percolating inflation, the end of Federal Reserve bond buying support, infighting in Washington around spending and debt, supply chain concerns, relatively high stock market valuations, geopolitics and the pandemic.

Whew!  If you are not reassured by this list, you are in good company.  And yet, the surprising resilience of corporate profitability, progress through technical and entrepreneurial innovation, the stimulative effect of government fiscal policy and still low interest rates are all factors to buoy the stock market.

Bear markets in stocks are typically brought on by recessions.  We do not see a downturn as likely in the near term.  Nevertheless, we constantly assess portfolio risk, and we are currently carrying above normal cash balances in the Fund.  We continue to believe that one of the best protections for investment capital is the purchase of high-quality companies at reasonable prices.  We will continue with this discipline as we strive to balance long-term opportunity with prudent risk management.

We are grateful to you for your support of the American Trust Allegiance Fund and we hope that, in return, we can help you meet your financial goals.

Sincerely yours,

Paul H. Collins	Carey Callaghan

American Trust Allegiance Fund

Past performance is not a guarantee of future results.

Must be preceded or accompanied by a prospectus.

Opinions expressed above are those of American Trust Investment Advisors, LLC, the Fund’s investment adviser, are subject to change at any time, are not guaranteed and should not be considered investment advice or a recommendation to buy or sell any security.

Mutual fund investing involves risk. Principal loss is possible.  The Fund’s socially responsible policy could cause it to make or avoid investments that could result in the portfolio underperforming similar funds that do not have similar policies.  The Fund’s portfolio will generally consist predominantly of mid- and large-capitalization stocks, but in some market environments small-capitalization stocks may constitute a large portion of the Fund’s portfolio.  Small-capitalization companies tend to have limited liquidity and greater price volatility than mid-and large-capitalization companies.  The Fund invests in foreign securities, which are subject to the risks of currency fluctuation, political and economic stability and differences in accounting standards.  These risks are greater in emerging markets.  The Fund may make short sales of securities, which involve the risk that losses may exceed the original amount invested.

The S&P 500® Index is an unmanaged index commonly used to measure performance of U.S. stocks.  This index is not available for investment and does not incur charges or expenses.

It is not possibly to directly invest in an index.

Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security.  Please refer to the Schedule of Investments for complete holdings.

Diversification does not guarantee a profit or protect against a loss in declining markets.

Basis point (bps) – one one-hundredth (1/100) of one percent or 0.01%.

Delta – Difference between two numbers.

The Fund is distributed by Quasar Distributors, LLC.

American Trust Allegiance Fund

EXPENSE EXAMPLE at August 31, 2021 (Unaudited)

As a shareholder of a fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (3/1/21 – 8/31/21).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. The example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Trust Allegiance Fund

EXPENSE EXAMPLE at August 31, 2021 (Unaudited), Continued

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	3/1/21	8/31/21	3/1/21 – 8/31/21*
Actual	$1,000.00	$1,144.90	$7.84
Hypothetical (5% return	$1,000.00	$1,017.90	$7.37
before expenses)

*
Expenses are equal to the Fund’s annualized expense ratio of 1.45%, multiplied by the average account value over the period, multiplied by 184 (days in most recent fiscal half-year)/365 days to reflect the one-half year expense.

SECTOR ALLOCATION OF PORTFOLIO ASSETS
at August 31, 2021 (Unaudited)

Percentages represent market value as a percentage of total investments.

American Trust Allegiance Fund

SCHEDULE OF INVESTMENTS at August 31, 2021 (Unaudited)

Shares	COMMON STOCKS: 86.97%	Value
	Administrative Support and Services: 1.09%
1,075	PayPal Holdings, Inc.*	$310,310

	Air Transportation: 2.01%
10,000	Alaska Air Group, Inc.*	573,400

	Apparel Manufacturing: 0.69%
2,570	VF Corp.	196,528

	Broadcasting (except Internet): 0.98%
4,640	Comcast Corp. – Class A	281,555

	Chemical Manufacturing: 2.46%
37,960	Cameco Corp.#	703,019

	Computer and Electronic
	Product Manufacturing: 8.82%
3,740	Apple, Inc.	567,844
2,300	Northrop Grumman Corp.	845,710
2,755	NXP Semiconductors N.V.#	592,683
4,970	Sony Corp. – ADR	514,196
		2,520,433
	Construction of Buildings: 3.59%
9,550	Lennar Corp. – Class A	1,024,811

	Crude Petroleum Extraction: 4.29%
13,490	ConocoPhillips	749,100

	Food Manufacturing: 3.64%
9,170	Archer-Daniels-Midland Co.	550,200
7,885	Mondelez International, Inc. – Class A	489,422
		1,039,622
	Food Services and Drinking Places: 1.68%
88,177	Arcos Dorados Holdings, Inc. – Class A*#	481,446

	Furniture and Home Furnishing: 3.04%
30,500	Signify NV – ADR	867,725

	General Merchandise Stores: 4.70%
17,820	BJ’s Wholesale Club Holdings, Inc.*	1,009,681
1,350	Target Corp.	333,423
		1,343,104
	Heavy and Civil
	Engineering Construction: 2.79%
47,840	Fluor Corp.*	797,014

The accompanying notes are an integral part of these financial statements.

American Trust Allegiance Fund

SCHEDULE OF INVESTMENTS at August 31, 2021 (Unaudited), Continued

Shares		Value
	Insurance Carriers and Related Activities: 5.06%
5,060	Berkshire Hathaway, Inc. – Class B*	$1,445,996

	Machinery Manufacturing: 0.99%
470	Lam Research Corp.	284,265

	Metal and Iron: 1.67%
25,000	Vale SA – ADR	476,750

	Miscellaneous Manufacturing: 4.53%
5,185	Hasbro, Inc.	509,737
13,065	Nintendo Co., Ltd. – ADR	784,945
		1,294,682
	Oil and Gas Extraction: 2.90%
9,460	Cheniere Energy, Inc.*	827,372

	Other Information Services: 2.18%
1,640	Facebook, Inc. – Class A*	622,183

	Paper Manufacturing: 2.77%
68,130	Suzano SA – ADR*	793,033

	Professional, Scientific, and
	Technical Services: 4.14%
2,125	Jacobs Engineering Group, Inc.	286,790
25,280	Parsons Corp.*	895,671
		1,182,461
	Publishing Industries (except Internet): 7.79%
5,295	Citrix Systems, Inc.	544,697
32,730	Dropbox, Inc. – Class A*	1,037,868
2,130	Microsoft Corp.	643,004
		2,225,569
	Real Estate: 1.17%
3,466	CBRE Group, Inc. – Class A*	333,776

	Securities, Commodity Contracts,
	and Other Finance: 6.74%
2,840	Goldman Sachs Group, Inc.	1,174,368
11,665	KKR & Co., Inc.	749,943
		1,924,311

The accompanying notes are an integral part of these financial statements.

American Trust Allegiance Fund

SCHEDULE OF INVESTMENTS at August 31, 2021 (Unaudited), Continued

Shares		Value
	Telecommunications: 3.76%
32,410	America Movil SAB de CV – Class L – ADR	$633,940
37,160	Telefonaktiebolaget LM Ericsson – ADR	439,231
		1,073,171
	Utilities: 5.16%
11,150	Exelon Corp.	546,573
20,320	NRG Energy, Inc.	928,015
		1,474,588
	TOTAL COMMON STOCKS (Cost $16,363,923)	24,846,224

	REITs: 5.65%
	Real Estate: 1.81%
4,565	Boston Properties, Inc.	515,800

	Warehousing and Storage: 3.84%
22,995	Iron Mountain, Inc.	1,098,011
	TOTAL REITs (Cost $1,331,295)	1,613,811

	MONEY MARKET FUND: 6.03%
1,722,719	Fidelity Investments Money Market
	Government Portfolio – Class I, 0.01%†	1,722,719
	TOTAL MONEY MARKET FUND (Cost $1,722,719)	1,722,719
	Total Investments in Securities
	(Cost $19,417,937): 98.65%	28,182,754
	Other Assets in Excess of Liabilities: 1.35%	386,599
	Net Assets: 100.00%	$28,569,353

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.
†	Rate shown is the 7-day annualized yield as of August 31, 2021.
ADR – American Depository Receipt
REIT – Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

American Trust Allegiance Fund

STATEMENT OF ASSETS AND LIABILITIES at August 31, 2021 (Unaudited)

ASSETS
Investments in securities, at value (cost $19,417,937)	$28,182,754
Receivables:
Fund shares issued	492,035
Dividends and interest	25,163
Dividend tax reclaim	1,224
Prepaid expenses	12,676
Total assets	28,713,852

LIABILITIES
Payables:
Fund shares redeemed	59,820
Due to advisor	13,004
Administration fees	10,560
Audit fees	31,586
Transfer agent fees and expenses	9,703
Fund accounting fees	6,724
Custody fees	221
Shareholder reporting	5,317
Chief Compliance Officer fee	3,811
Trustee fees and expenses	692
Accrued other expenses	3,061
Total liabilities	144,499

NET ASSETS	$28,569,353
Net asset value, offering and redemption
price per share [$28,569,353/953,929 shares
outstanding; unlimited number of
shares (par value $0.01) authorized]	$29.95

COMPONENTS OF NET ASSETS
Paid-in capital	$20,276,094
Total distributable earnings	8,293,259
Net assets	$28,569,353

The accompanying notes are an integral part of these financial statements.

American Trust Allegiance Fund

STATEMENT OF OPERATIONS
For the Six Months Ended August 31, 2021 (Unaudited)

INVESTMENT INCOME
Income
Dividends (net of foreign tax withheld
and issuance fees of $19,211)	$261,356
Interest	29
Total income	261,385
Expenses
Advisory fees (Note 4)	132,841
Administration fees (Note 4)	39,722
Transfer agent fees and expenses (Note 4)	20,975
Fund accounting fees (Note 4)	14,151
Registration fees	11,244
Audit fees	10,586
Chief Compliance Officer fee (Note 4)	7,561
Trustee fees and expenses	7,381
Reports to shareholders	6,592
Legal fees	4,212
Custody fees (Note 4)	2,433
Miscellaneous expense	2,296
Insurance expense	1,281
Total expenses	261,275
Less: advisory fee waiver (Note 4)	(58,518)
Net expenses	202,757
Net investment income	58,628

REALIZED AND UNREALIZED
GAIN ON INVESTMENTS
Net realized gain on investments	58,777
Net change in unrealized
appreciation/(depreciation) on investments	3,518,252
Net realized and unrealized gain on investments	3,577,029
Net increase in net assets
resulting from operations	$3,635,657

The accompanying notes are an integral part of these financial statements.

American Trust Allegiance Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	August 31, 2021	Year Ended
	(Unaudited)	February 28, 2021
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$58,628	$52,667
Net realized gain/(loss) on investments	58,777	(632,062)
Net change in unrealized appreciation/
(depreciation) on investments	3,518,252	4,633,164
Net increase in net assets
resulting from operations	3,635,657	4,053,769
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions	—	(2,637,211)
Total dividends and distributions	—	(2,637,211)
CAPITAL SHARE TRANSACTIONS
Net increase/(decrease) in net assets
derived from net change in
outstanding shares(a)	(313,891)	1,306,956
Total increase in net assets	3,321,766	2,723,514
NET ASSETS
Beginning of period	25,247,587	22,524,073
End of period	$28,569,353	$25,247,587

(a)	A summary of share transactions is as follows:

	Six Months Ended
	August 31, 2021		Year Ended
	(Unaudited)		February 28, 2021
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	19,143	$554,053	23,243	$564,249
Shares issued in
reinvestment
of distributions	—	—	104,377	2,593,767
Shares redeemed	(30,156)	(867,944)	(75,129)	(1,851,060)
Net increase/
(decrease)	(11,013)	$(313,891)	52,491	$1,306,956

The accompanying notes are an integral part of these financial statements.

American Trust Allegiance Fund

FINANCIAL HIGHLIGHTS
For a share outstanding throughout the period

	Six Months
	Ended
	8/31/21		Year Ended
	(Unaudited)		2/28/21	2/29/20	2/28/19	2/28/18	2/28/17
Net asset value,
beginning of period	$26.16		$24.69	$27.05	$29.63	$26.05	$22.01
Income from
investment operations:
Net investment
income/(loss)	0.06		0.06	0.15	0.05	(0.10)	(0.03)
Net realized and
unrealized gain/(loss)
on investments	3.73		4.41	0.47	(1.00)	4.34	4.59
Total from investment
operations	3.79		4.47	0.62	(0.95)	4.24	4.56
Less distributions:
From net
investment income	—		(0.00)^	(0.17)	—	—	—
From net
realized gain
on investments	—		(3.00)	(2.81)	(1.63)	(0.66)	(0.52)
Total distributions	—		(3.00)	(2.98)	(1.63)	(0.66)	(0.52)
Net asset value,
end of period	$29.95		$26.16	$24.69	$27.05	$29.63	$26.05
Total return	14.49	%‡	18.72%	1.31%	-2.79%	16.33%	20.90%
Ratios/supplemental data:
Net assets, end of
period (thousands)	$28,569		$25,248	$22,524	$24,656	$26,239	$23,508
Ratio of expenses to
average net assets:
Before fee waiver	1.87	%†	1.93%	1.88%	1.84%	1.81%	1.90%
After fee waiver	1.45	%†	1.45%	1.45%	1.45%	1.45%	1.45%
Ratio of net investment
income/(loss) to
average net assets:
Before fee waiver	0.00	%†	(0.24)%	0.06%	(0.21)%	(0.72)%	(0.58)%
After fee waiver	0.42	%†	0.24%	0.49%	0.18%	(0.36)%	(0.13)%
Portfolio turnover rate	3.24	%‡	63.18%	46.04%	63.14%	41.95%	46.83%

†	Annualized.
‡	Not annualized.
^	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

American Trust Allegiance Fund

NOTES TO FINANCIAL STATEMENTS at August 31, 2021 (Unaudited)

NOTE 1 – ORGANIZATION

The American Trust Allegiance Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.” The investment objective of the Fund is to seek capital appreciation.  The Fund began operations on March 11, 1997.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes:  It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  The tax returns of the Fund’s prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund identifies its major tax jurisdictions as U.S. federal and the state of Wisconsin; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Security Transactions, Income and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are calculated on the basis of first in, first out.  Interest income is recorded on an accrual basis.  Dividend income and distributions to

American Trust Allegiance Fund

NOTES TO FINANCIAL STATEMENTS at August 31, 2021 (Unaudited), Continued

shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

The Fund distributes substantially all net investment income, if any, and net realized gains, if any, annually. Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.

The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with federal income tax regulations which differ from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.

D.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

E.
Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

F.
REITs: The Fund has made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon available funds from operations.  It is quite common for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion being designated as a return of capital.  The Fund intends to include the gross dividends from such REITs in its annual distributions to its shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

American Trust Allegiance Fund

NOTES TO FINANCIAL STATEMENTS at August 31, 2021 (Unaudited), Continued

G.
Events Subsequent to the Fiscal Period End: In preparing the financial statements as of August 31, 2021, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements. Management has determined there were no subsequent events that would need to be disclosed in the Fund’s financial statements.

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for a major of security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity Securities: The Fund’s investments are carried at fair value. Equity securities, including common stocks and real estate investment trusts, that are primarily traded on a national securities exchange shall be valued at the last

American Trust Allegiance Fund

NOTES TO FINANCIAL STATEMENTS at August 31, 2021 (Unaudited), Continued

sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investment Companies:  Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in Level 1 of the fair value hierarchy.

Short-Term Securities:  Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”). The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available, or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

American Trust Allegiance Fund

NOTES TO FINANCIAL STATEMENTS at August 31, 2021 (Unaudited), Continued

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of August 31, 2021:

	Level 1	Level 2	Level 3	Total
Common Stocks
Administrative Support
and Waste Management	$1,178,034	$—	$—	$1,178,034
Construction	1,821,825	—	—	1,821,825
Finance and Insurance	2,620,364	—	—	2,620,364
Health Care and
Social Assistance	481,446	—	—	481,446
Information	3,568,539	—	—	3,568,539
Management of Companies
and Enterprises	633,940	—	—	633,940
Manufacturing	6,128,564	—	—	6,128,564
Mining	1,452,119	—	—	1,452,119
Professional, Scientific,
and Technical Services	1,182,461	—	—	1,182,461
Real Estate, Rental,
and Leasing	333,776	—	—	333,776
Retail Trade	2,093,047	—	—	2,093,047
Transportation
and Warehousing	573,400	—	—	573,400
Utilities	2,778,709	—	—	2,778,709
Total Common Stocks	24,846,224	—	—	24,846,224
REITs	1,613,811	—	—	1,613,811
Money Market Fund	1,722,719	—	—	1,722,719
Total Investments
in Securities	$28,182,754	$—	$—	$28,182,754

Refer to the Fund’s schedule of investments for a detailed break-out of securities by industry classification.

In October 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”).  Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose

American Trust Allegiance Fund

NOTES TO FINANCIAL STATEMENTS at August 31, 2021 (Unaudited), Continued

use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.  Management is currently evaluating the potential impact of Rule 18f-4 on the Fund.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”).  Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act.  Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions.  Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security.  In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments.  The Fund will be required to comply with the rules by September 8, 2022.  Management is currently assessing the potential impact of the new rules on the Fund’s financial statements.

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain.  The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.  The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

American Trust Investment Advisors, LLC (the “Advisor”) provides the Fund with investment management services under an investment advisory agreement. The Advisor furnishes all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.95% based upon the average daily net assets of the Fund. For the six months ended August 31, 2021, the Fund incurred $132,841 in advisory fees.

The Fund is responsible for its own operating expenses.  The Advisor has contractually agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses (excluding acquired fund fees and expenses, taxes, interest

American Trust Allegiance Fund

NOTES TO FINANCIAL STATEMENTS at August 31, 2021 (Unaudited), Continued

expense and extraordinary expenses) to the extent necessary to limit the Fund’s aggregate annual operating expenses 1.45% of average daily net assets.  The Advisor may request recoupment of previously waived fees and paid expenses in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the six months ended August 31, 2021, the Advisor reduced its fees in the amount of $58,518; no amounts were reimbursed to the Advisor. The Advisor may recapture portions of the amounts shown below no later than the corresponding dates:

Date	Amount
2/28/22	$51,930
2/28/23	106,468
2/29/24	107,016
8/31/24	58,518
$323,932

Fund Services serves as the Fund’s administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as custodian (the “Custodian”) to the Fund. The Custodian is an affiliate of Fund Services. Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees. The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services. Fees paid by the Fund to Fund Services for these services for the six months ended August 31, 2021 are disclosed in the Statement of Operations.

Quasar Distributors, LLC (“Quasar”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Quasar is a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC (“Foreside”).  On July 7, 2021, Foreside announced that it had entered into a definitive purchase and sale agreement with Genstar Capital (“Genstar”) such that Genstar would acquire a majority stake in Foreside. The transaction is expected to close at the end of the third quarter of 2021. Quasar will remain the Fund’s distributor at the close of the transaction. The Board approved continuing the distribution agreement with Quasar at the close of the transaction.

American Trust Allegiance Fund

NOTES TO FINANCIAL STATEMENTS at August 31, 2021 (Unaudited), Continued

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the six months ended August 31, 2021, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $865,765 and $2,493,853, respectively. There were no purchases and sales of U.S. government securities during the six months ended August 31, 2021.

NOTE 6 – LINE OF CREDIT

The Fund has a secured credit line in the amount of $1,300,000.  This line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Fund’s custodian, U.S. Bank N.A.  During the six months ended August 31, 2021, the Fund did not draw upon the line of credit.

NOTE 7 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended August 31, 2021 and year ended February 28, 2021 were as follows:

	August 31, 2021	February 28, 2021
Ordinary income	$—	$7
Long-term capital gains	—	2,637,204

As of February 28, 2021, the Fund’s most recently completed fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments (a)	$20,019,244
Gross tax unrealized appreciation	5,637,229
Gross tax unrealized depreciation	(390,664)
Net tax unrealized appreciation (a)	5,246,565
Undistributed ordinary income	43,145
Undistributed long-term capital gain	—
Total distributable earnings	43,145
Other accumulated gains/(losses)	(632,108)
Total accumulated earnings/(losses)	$4,657,602

(a)	The book-basis and tax-basis net unrealized appreciation and cost are the same.

At February 28, 2021, the Fund had tax short-term capital losses of $632,108 which may be carried over indefinitely to offset future gains.

American Trust Allegiance Fund

NOTES TO FINANCIAL STATEMENTS at August 31, 2021 (Unaudited), Continued

NOTE 8 – PRINCIPAL RISKS

Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Fund’s net asset value and total return.  The Fund’s most recent prospectus provides further descriptions of the Fund’s investment objective, principal investment strategies and principal risks.

•
Market and Regulatory Risk.  Events in the financial markets and economy may cause volatility and uncertainty and adversely affect performance. Such adverse effect on performance could include a decline in the value and liquidity of securities held by the Fund, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in NAV, and an increase in Fund expenses. In addition, because of interdependencies between markets, events in one market may adversely impact markets or issuers in which the Fund invests in unforeseen ways. Traditionally, liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. It is impossible to predict whether or for how long such market events will continue, particularly if they are unprecedented, unforeseen or widespread events or conditions. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply and for extended periods, and you could lose money.

•
Socially Responsible Investing Policy Risk.  The Fund’s portfolio is subject to socially responsible investment criteria.  As a result, the Fund may pass up opportunities to buy certain securities when it is otherwise advantageous to do so or may sell securities for social reasons when it is otherwise disadvantageous to do so.

•	Small- and Medium-Sized Company Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger market capitalization stocks.

•
Large-Sized Companies Risk.  The stocks of larger companies may underperform relative to those of small and mid-sized companies. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes. Many larger companies may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

American Trust Allegiance Fund

NOTES TO FINANCIAL STATEMENTS at August 31, 2021 (Unaudited), Continued

•
ADR Risk.  Investing in ADRs may involve risks in addition to the risks in domestic investments, including less regulatory oversight and less publicly- available information, less stable governments and economies, and non-uniform accounting, auditing and financial reporting standards.

•
Emerging Markets Risk.  Investing in securities of issuers located in emerging markets poses greater risk of social, political and economic instability, which could affect the Fund’s investments. Emerging market countries may have smaller securities markets and therefore less liquidity and greater price volatility than more developed markets.

•
Real Estate Investment Trust (REIT) Risk.  Investments in REITs will be subject to the risks associated with the direct ownership of real estate and annual compliance with tax rules applicable to REITs. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. In addition, REITs have their own expenses, and the Fund will bear a proportionate share of those expenses.

•
Sector Emphasis Risk.  If the Fund’s portfolio is overweighted in certain sectors or related sectors, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweight in that sector.

•
Foreign Securities Risk.  Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: (i) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies.

American Trust Allegiance Fund

NOTICE TO SHAREHOLDERS at August 31, 2021 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-385-7003 or on the SEC’s website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-385-7003.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-PORT

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov. Information included in the Fund’s Form N-PORT is also available, upon request, by calling 1-800-385-7003.

American Trust Allegiance Fund

HOUSEHOLDING

In an effort to decrease costs, the Fund will reduce the number of duplicate prospectuses, supplements, and certain other shareholder documents that you receive by sending only one copy of each to those addresses shown by two or more accounts. Please call the Fund’s transfer agent toll free at 1-800-385-7003 to request individual copies of these documents. The Fund will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

American Trust Allegiance Fund

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and/or

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Advisor
American Trust Investment Advisors, LLC
67 Etna Road, Suite 360
Lebanon, NH 03766
(603) 448-6415

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI  53202

Transfer Agent
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI  53202
(800) 385-7003

Custodian
U.S. Bank N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, PA  19102

Legal Counsel
Sullivan & Worcester LLP
1633 Broadway, 32nd Floor
New York, NY  10019

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.  For a current prospectus please call 1-800-385-7003.

AN-SEMI

(b) Not Applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not Applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*    /s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive
Officer/Principal Executive Officer

Date   11/3/21

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive
Officer/Principal Executive Officer

Date   11/3/21

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Vice President/Treasurer/Principal
Financial Officer

Date   11/4/21

* Print the name and title of each signing officer under his or her signature.